Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified				12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Cost of revenue Supplier concentration One developer (vendor)	Dec. 31, 2009 Cost of revenue Supplier concentration One developer (vendor)	Jun. 30, 2011 Revenue Customer concentration One customer item	Dec. 31, 2009 Revenue Customer concentration One customer item
Revenue Recognition and Deferred Revenue
Deferred revenue	$ 100	$ 157	$ 351
Concentration Risk
Number of customers (customers)						1	1
Percentage of concentration of credit risk				26.00%	42.00%	11.00%	11.00%